3. Property and Equipment	12 Months Ended
Mar. 31, 2017
Notes
3. Property and Equipment

3. PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of March 31, 2017 and 2016:

	March 31, 2017	March 31, 2016
Machinery and equipment (5-7 year life)	$ 38,971	$ 75,982
Mobile consoles (7 year life)	798,667	834,094
Furniture and fixtures (3-5 year life)	20,000	20,000
	857,638	930,076
Accumulated depreciation	(535,820)	(419,935)
Total	$ 321,818	$ 510,141

Depreciation expense was approximately $131,000, $114,000 and $115,000 for the years ended March 31, 2017, 2016 and 2015, respectively.  During the year ended March 31, 2017, the Company sold 10 consoles for gross proceeds of $209,000 and recorded a gain on sale of consoles in the amount of $175,491.